PREPAIDS AND OTHER (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Inventory advances	$ 902	$ 1,159
Insurance and licenses	634	7,601
Other	4,994	5,419
Prepaids and other	$ 6,530	$ 14,179